Fair Value Measurements - Summary of Changes In Fair Value of Investments As Per Level 3 Input (Details) - Level 3	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2022	$ 49,604,108
Purchase of Investments	1,589,684
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,753,258)
Transfers out of Level 3	(499,096)
Balance as of June 30, 2023	45,941,438
Agreement for Future Delivery of Common Shares
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2022	2,267,317
Net Change in Unrealized Appreciation (Depreciation) on Investments	(860,803)
Balance as of June 30, 2023	1,406,514
Common Stocks
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2022	35,500,566
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,696,667)
Balance as of June 30, 2023	33,803,899
Convertible Notes
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2022	5,634,867
Note Converted to Stock	(3,634,867)
Balance as of June 30, 2023	2,000,000
Preferred Stocks
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of December 31, 2022	6,201,358
Purchase of Investments	1,589,684
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,195,788)
Note Converted to Stock	3,634,867
Transfers out of Level 3	(499,096)
Balance as of June 30, 2023	$ 8,731,025